Note 9 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Time Deposit Maturities, Next Twelve Months	$ 76.8
Time Deposit Maturities, Year Two	16.3
Time Deposit Maturities, Year Three	8.4
Time Deposit Maturities, Year Four	46.5
Time Deposit Maturities, Year Five	41.4
Time Deposits, at or Above FDIC Insurance Limit	$ 27.8	$ 29.0